Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income (loss)	$ 25,787	$ (138,659)	$ 167,370	$ 124,093
Adjustments to net income:
Depreciation and amortization	27,789	533,637	590,574	587,575
Amortization of debt discounts, deferred financing costs and other noncash interest expense	715	82,830	74,392	77,798
Amortization of equity-based compensation	975
Provisions for impairment	0	25,265	35,062	31,911
Net (gain) loss on dispositions of real estate	(97)	6,680	(10,740)	(48,525)
Loss on extinguishment of debt	0	67,897	0	0
Noncash revenue and other	(77)	(11,787)	(52,392)	(52,053)
Payments made in settlement of cash flow hedges			(337)
Changes in operating assets and liabilities:
Other assets	(2,876)	(2,175)	(4,207)	(3,937)
Accrued expenses, deferred revenue and other liabilities	7,164	21,339	(5,432)	24,820
Net cash provided by operating activities	59,380	585,027	794,290	741,682
Investing activities
Acquisition of and additions to real estate	(48,063)	(508,224)	(728,125)	(676,372)
Investment in loans and financing receivables	(82,112)	(598,990)	(1,043,577)	(668,665)
Collections of principal on loans and financing receivables	468	74,408	8,251	1,636
Proceeds from dispositions of real estate	682	73,799	425,121	355,182
Proceeds from sale of loans and financing receivables to related party		327,454
Acquisition of STORE Capital Corporation		(10,547,219)
Net cash used in investing activities	(129,025)	(11,178,772)	(1,338,330)	(988,219)
Financing activities
Borrowings under credit facility	70,000	1,266,500	1,304,979	97,000
Repayments under credit facility	(25,000)	(891,500)	(1,096,379)	(97,000)
Borrowings under unsecured notes and term loans payable	40,000	1,513,600	351,173	135,000
Repayments under unsecured notes and term loans payable		(185,600)		(32,400)
Borrowings under secured term loan facility		1,957,750
Repayments under secured term loan facility		(2,000,000)
Borrowings under non-recourse debt obligations of consolidated special purpose entities		527,925	624,795	449,936
Repayments under non-recourse debt obligations of consolidated special purpose entities	(15,906)	(35,548)	(282,060)	(219,845)
Financing costs and prepayment penalties paid	(1,106)	(59,213)	(31,674)	(4,423)
Members' contributions		9,251,969	350,000	580,000
Members' distributions		(510,015)	(800,230)	(739,015)
Proceeds from issuance of preferred shares			125
Preferred shares issuance costs paid			(105)
Proceeds from the issuance of noncontrolling interests		8,104
Distributions to noncontrolling interest			(1,223)	(820)
Contributions from noncontrolling interest			4,947
Net cash provided by financing activities	67,988	10,843,972	424,348	168,433
Net change in cash, cash equivalents and restricted cash	(1,657)	250,227	(119,692)	(78,104)
Cash, cash equivalents and restricted cash, beginning of period	39,804	38,147	172,123	250,227
Cash, cash equivalents and restricted cash, end of period	38,147	250,227	52,431	172,123
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	33,096	239,477	39,119	162,188
Restricted cash included in other assets	5,051	10,750	13,312	9,935
Total cash, cash equivalents and restricted cash	38,147	250,227	52,431	172,123
Supplemental disclosure of noncash investing and financing activities:
Accrued tenant improvements included in real estate, loans and financing receivable investments		24,516	35,823	24,599
Tenant funded improvements to real estate investments			1,981	16,263
Acquisition cash holdbacks included in real estate, loans and financing receivable investments			64,686
Accrued financing costs		62
Noncash distribution to members		11,385
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, net of amounts capitalized	11,488	283,814	297,039	282,690
Cash paid during the period for income and franchise taxes, net	$ 20	$ 12,592	$ 3,428	$ 6,049